LOANS AND ADVANCES	12 Months Ended
Dec. 31, 2020
LOANS AND ADVANCES
LOANS AND ADVANCES	6. LOANS AND ADVANCES

	As of December 31,
	2019	2020

	(HK$ in thousands)
Margin loans	4,141,962	18,424,972
IPO loans	—	400,394
Other advances	46,727	—
Total	4,188,689	18,825,366